PENN SERIES FUNDS, INC.

Supplement dated November 30, 2023

to the Prospectus dated May 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Large Cap Value Fund

Christopher Kotowicz has joined Frank Caruso, John Fogarty and Vinay Thapar as a portfolio manager of the Large Cap Value Fund (the “Fund”).

As a result of the foregoing, effective immediately, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Frank Caruso, CFA, is currently the Chief Investment Officer and has served as a portfolio manager of the Fund since October 2018. Mr. Caruso is expected to retire from the Sub-Adviser effective March 31, 2024.

John H. Fogarty, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.

Christopher Kotowicz is a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since March 2023.

Vinay Thapar, CFA, is currently a Portfolio Manager of US Equities and has served as a portfolio manager of the Fund since October 2018.

Effectively immediately, the second paragraph under the heading “Management – Sub-Advisers – AllianceBernstein L.P.” in the Fund’s Prospectus is hereby replaced in its entirety with the following:

The Large Cap Value Fund is managed by the Large Cap Investment Team, led by Chief Investment Officer Frank Caruso, who has been with AllianceBernstein for 25 years and has managed AllianceBernstein’s large-cap strategy for 23 years (since inception). John H. Fogarty, Portfolio Manager of US Equities, has been with AllianceBernstein for 23 years and has served as a portfolio manager of AllianceBernstein’s large-cap strategy for 10 years. Vinay Thapar, Portfolio Manager of US Equities, has been with AllianceBernstein for 7 years and has worked on the Large Cap Investment Team for the duration of his firm tenure. Christopher Kotowicz, Portfolio Manager of US Equities, has been with AllianceBernstein for 16 years and has served as a portfolio manager of AllianceBernstein’s large-cap strategy since March 2023, following his position as a research analyst.

The changes described above will not result in any change to the investment process for the Fund or to the other disclosures concerning the Fund, including fees, expenses, investment objective, strategies and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9044    11/23

PENN SERIES FUNDS, INC.

Supplement dated November 30, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023,

as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Large Cap Value Fund

Christopher Kotowicz has joined Frank Caruso, John Fogarty and Vinay Thapar as a portfolio manager of the Large Cap Value Fund (the “Fund”).

As a result of the foregoing, effective immediately, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – AllianceBernstein L.P., is hereby deleted and replaced with the following:

Messrs. Caruso, Fogarty and Thapar did not beneficially own any shares of the Large Cap Value Fund as of December 31, 2022. Messrs. MacGregor and Turenchalk did not beneficially own any shares of the SMID Cap Value Fund as of December 31, 2022. Mr. Kotowicz did not beneficially own any shares of the Large Cap Value Fund as of September 30, 2023.

Additionally, effective immediately, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Christopher Kotowicz[1]	5	$3,001	2	$25	158	$1,382

[1]	The information for Mr. Kotowicz is provided as of September 30, 2023.

The changes described above will not result in any change to the investment process for the Fund or to the other disclosures concerning the Fund, including fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9048    11/23